Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Banks And Correspondents [Abstract]
Banco Central de Reserva del Perú—BCRP	S/ 3,683,687	S/ 4,481,138
Promotional credit lines	2,014,600	1,863,482
Loans received from foreign entities	2,895,637	339,446
Loans received from Peruvian entities	309,525	357,770
Bank Acceptance Liabilities Subtotal	8,903,449	7,041,836
Interest and commissions payable	122,481	58,810
Short term	4,852,495	2,433,459
Long term	4,173,435	4,667,187
Total	S/ 9,025,930	S/ 7,100,646	S/ 8,522,849